Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of U.S. and Foreign Components of Loss Before Income Taxes	U.S. and foreign components of loss before income taxes were as follows (in thousands):
	2025	2024
United States	4,905	788
UK	430	205
	5,335	993

Schedule of Income Tax Expense Components

The income tax expense components for the years ended December 31 is as follows (in thousands):

	2025	2024
Current tax expense/(benefit)
Federal	$-	$-
Foreign	-	-
State	1	1
Deferred tax expense/(benefit)
Federal	-	-
Foreign	-	-
State	-	-
Total tax expense/(benefit)	$1	$1

Schedule of Components of Net Deferred Tax Assets and Liabilities

The components of the net deferred tax assets and liabilities at December 31, is as follows (in thousands):

	2025	2024
Deferred tax assets:
Intangibles	$454	$729
Accrued expenses	23	16
Lease liability	65	91
Net operating loss	6,876	5,608
Returns allowance	28	30
Stock compensation	292	-
Total net deferred tax assets	7,738	6,474
Valuation allowance	(7,669)	(6,374)
Deferred tax liabilities:
Depreciation	(5)	(10)
ROU asset	(64)	(90)
Total net deferred tax liabilities	(69)	(100)
Net deferred tax asset/(liability)	$-	$-

Schedule of Reconciliation of Company’s provision for income Taxes

A reconciliation of the Company’s provision for income taxes at the federal statutory rate to the reported income tax provision for the years ended December 31 is as follows (in thousands):

	2025		2024

Income before taxes at federal statutory tax rate	$(1,120)	21%	$(195)	21%
State and local income taxes, net of federal benefit	1	(1)%	1	-%
Tax impact of foreign operations	(17)	-%	(16)	2%
Change in valuation allowance	1,143	(21)%	184	20%
Non-taxable or deductible share-based payment awards	44	1%	23	(3)%
Non-taxable or deductible other	7	-%	3	-%
Other	(57)	1%	1	(3)%
Income tax expense (benefit)	$1	-%	$1	-%